Taxation - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax [Line Items]
Enterprise income tax, uniform rate	25.00%	25.00%	25.00%
Net operating loss carry forwards	$ 112,491,000
Unrecognized uncertain tax positions	$ 0	$ 0
Minimum [Member]
Income Tax [Line Items]
Net operating tax loss carry forwards, expiration period	2020
Maximum
Income Tax [Line Items]
Net operating tax loss carry forwards, expiration period	2024
PRC Enterprise Income Tax Law
Income Tax [Line Items]
Enterprise income tax, uniform rate	25.00%
Withholding income tax rate on dividends distributed by foreign investment enterprise	10.00%